Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	September/October, 2011
Distribution Date	11/15/11
Transaction Month	1
30/360 Days	40
Actual/360 Days	41

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 16, 2011
Closing Date:	October 5, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:		$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%		October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%		July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%		December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%		February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$230,000,000.00	1.0000000	$181,510,958.20	0.7891781	$48,489,041.80
Class A-2 Notes	$315,000,000.00	1.0000000	$315,000,000.00	1.0000000	$-
Class A-3 Notes	$270,000,000.00	1.0000000	$270,000,000.00	1.0000000	$-
Class A-4 Notes	$189,260,000.00	1.0000000	$189,260,000.00	1.0000000	$-
Total Securities	$1,004,260,000.00	1.0000000	$955,770,958.20	0.9517166	$48,489,041.80

Weighted Avg. Coupon (WAC)	4.38%		4.38%
Weighted Avg. Remaining Maturity (WARM)	55.82		54.51
Pool Receivables Balance	$1,109,375,752.57		$1,064,393,276.85
Remaining Number of Receivables	63,426		62,429

Adjusted Pool Balance	$1,085,695,587.42		$1,042,059,551.15

III. COLLECTIONS

Principal:
Principal Collections	$44,911,872.52
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$19,441.44
Total Principal Collections	$44,931,313.96

Interest:
Interest Collections	$5,742,514.78
Late Fees & Other Charges	$52,522.16
Interest on Repurchase Principal	$-
Total Interest Collections	$5,795,036.94

Collection Account Interest	$1,940.43
Reserve Account Interest	$318.31
Servicer Advances	$-

Total Collections	$50,728,609.64

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	September/October, 2011
Distribution Date	11/15/11
Transaction Month	1
30/360 Days	40
Actual/360 Days	41

IV. DISTRIBUTIONS

Total Collections					$50,728,609.64
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$50,728,609.64
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,355,903.70		$1,355,903.70	$1,355,903.70
Collection Account Interest					$1,940.43
Late Fees & Other Charges					$52,522.16
Total due to Servicer					$1,410,366.29

2. Class A Noteholders Interest:
Class A-1 Notes		$89,825.99		$89,825.99
Class A-2 Notes		$217,000.00		$217,000.00
Class A-3 Notes		$249,000.00		$249,000.00
Class A-4 Notes		$273,375.56		$273,375.56

Total interest:		$829,201.55		$829,201.55	$829,201.55

Available Funds Remaining:					$48,489,041.80

3. Principal Distribution Amount:					$48,489,041.80

		Distributable Amount		Paid Amount
Class A-1 Notes				$48,489,041.80
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		76,608,819.29		$48,489,041.80
Total Noteholders Principal				$48,489,041.80

4. Available Amounts Remaining to reserve account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$23,680,165.15
Beginning Period Amount	$23,680,165.15
Current Period Amortization	$1,346,439.45
Ending Period Required Amount	$22,333,725.70
Ending Period Amount	$22,333,725.70
Next Distribution Date Required Amount	$21,416,651.88

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$81,435,587.42	$86,288,592.95	$114,408,370.44
Overcollateralization as a % of Adjusted Pool		7.50%	8.28%	10.98%

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	September/October, 2011
Distribution Date	11/15/11
Transaction Month	1
30/360 Days	40
Actual/360 Days	41

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.43%	62,072	99.37%	$1,057,658,489.45
30 - 60 Days	0.51%	316	0.56%	$5,975,778.43
61 - 90 Days	0.07%	41	0.07%	$759,008.97
91 + Days	0.00%	0	0.00%	$-
		62,429		$1,064,393,276.85
Total
Delinquent Receivables 61 + days past due	0.07%	41	0.07%	$759,008.97
Delinquent Receivables 61 + days past due	0.00%	0	0.00%	$-
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.00%	0	0.00%	$-
Three-Month Average Delinquency Ratio	0.02%		0.02%

Repossession in Current Period		9		$181,961.62
Repossession Inventory		8		$134,217.79

Charge-Offs
Gross Principal of Charge-Off for Current Period				$70,603.20
Recoveries				$(19,441.44)
Net Charge-offs for Current Period				$51,161.76

Beginning Pool Balance for Current Period				$1,109,375,752.57

Net Loss Ratio				0.06%
Net Loss Ratio for 1st Preceding Collection Period				0.00%
Net Loss Ratio for 2nd Preceding Collection Period				0.00%
Three-Month Average Net Loss Ratio for Current Period				0.02%

Cumulative Net Losses for All Periods				$51,161.76
Cumulative Net Losses as a % of Initial Pool Balance				0.00%

Principal Balance of Extensions				$5,250,091.59
Number of Extensions				266

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